Document and Entity Information	Aug. 05, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2020
Entity Registrant Name	Calyxt, Inc.
Entity Central Index Key	0001705843
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-38161
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	27-1967997
Entity Address Address Line1	2800 Mount Ridge Road
Entity Address City Or Town	Roseville
Entity Address State Or Province	MN
Entity Address Postal Zip Code	55113-1127
City Area Code	651
Local Phone Number	683-2807
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	CLXT
Security Exchange Name	NASDAQ